Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following tables and related disclosures provide information about (i) the "total compensation" of our PEO, and our other named executive officer's (the "Non-PEO NEOs") as presented in the Summary Compensation Table of this proxy statement, (ii) the "compensation actually paid" to our NEO and non-PEO NEO's, as calculated pursuant to the SEC's pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the "compensation actually paid" to those financial performance measures.

The disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return (4)	Net Loss (5)
2024	$1,458,759	$339,595	$841,851	$239,920	2.37	(21,763,000)
2023	$1,414,599	$1,437,125	$719,874	$705,677	17.95	(29,769,000)
2022	$1,971,080	$1,464,109	$895,861	$699,277	22.16	(29,025,000)
2021	$1,987,313	$754,189	$915,787	$519,656	38.89	(15,894,000)

(1) The principal executive officer (PEO) is Walter V. Klemp, our chairman, president and chief executive officer. The Non-PEO NEOs are Jonathan P. Foster, our chief financial officer and executive vice president; and Donald Picker, our chief scientific officer.

(2) The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

PEO Total Compensation Amount	$ 1,458,759	$ 1,414,599	$ 1,971,080	$ 1,987,313
PEO Actually Paid Compensation Amount	$ 339,595	1,437,125	1,464,109	754,189
Adjustment To PEO Compensation, Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions for the PEO (Mr. Klemp) and the Non-PEO NEOs (Mr. Foster and Dr. Picker) set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value as of the vesting date of equity awards granted in prior years that vested during that year. In 2021 through 2024, we did not have any awards granted in any prior year that failed to meet applicable vesting conditions during the covered year. Equity values are calculated in accordance with ASC Topic 718. The valuation approach is not materially different from the approach used for equity grant date valuations.

Year	Summary Comp. Table Total for CEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years' Awards Vested During Year	Comp. Actually Paid to CEO
2024	$1,458,759	$479,231	$386,372	$(743,573)	-	$(282,731)	$339,595
2023	$1,414,599	$520,056	$781,556	$(116,067)	-	$(122,907)	$1,437,125
2022	$1,971,080	$620,041	$454,500	$(275,155)	-	$(66,275)	$1,464,109
2021	$1,987,313	$1,095,657	$557,234	$(561,386)	-	$(133,315)	$754,189

Non-PEO NEO Average Total Compensation Amount	$ 841,851	719,874	895,861	915,787
Non-PEO NEO Average Compensation Actually Paid Amount	$ 239,920	705,677	699,277	519,656
Adjustment to Non-PEO NEO Compensation Footnote
Year	Avg. Summary Comp. Table Total for Non-PEO NEOs	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years' Awards Vested During Year	Average Comp. Actually Paid to Non-PEO NEOs
2024	$841,851	$247,615	$372,456	$(544,242)	-	$(182,529)	$239,920
2023	$719,874	$171,073	$256,517	$(51,180)	-	$(48,461)	$705,677
2022	$895,861	$308,596	$226,087	$(90,647)	-	$(23,428)	$699,277
2021	$915,787	$370,256	$188,800	$(173,137)	-	$(41,538)	$519,656

(4) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2021.

(5) As disclosed in the Annual Report.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance

Compensation Actually Paid (CAP) for the PEO and non-PEO NEOs is below total compensation reported on the Summary Compensation Table (SCT) due to the Company’s lower share price/TSR during 2021 through 2024. CAP in 2024 was significantly lower compared to CAP in 2023 due to the declining stock price. The flat year-over-year change in CAP in 2024 is directionally aligned with the reduction in the company’s TSR in 2024, as measured by the value of $100 at the start of the measurement period, which decreased from $17.95 in 2023 to $2.37 in 2024. The reduction in CAP (compared to reported total pay on SCT) is not reflective of the Net Losses reported in 2021, 2022, 2023 and 2024 as annual incentive payouts in 2021, 2022, 2023 and 2024 are primarily based on advances in the Company’s research and development activities. A higher level of research and development activities leads to a larger current Net Loss but could also result in the creation of significant future value gains.

Total Shareholder Return Amount	$ 2.37	17.95	22.16	38.89
Net Income (Loss)	(21,763,000)	(29,769,000)	(29,025,000)	(15,894,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	479,231	520,056	620,041	1,095,657
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,372	781,556	454,500	557,234
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(743,573)	(116,067)	(275,155)	(561,386)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,731)	(122,907)	(66,275)	(133,315)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,615	171,073	308,596	370,256
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,456	256,517	226,087	188,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,242)	(51,180)	(90,647)	(173,137)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (182,529)	$ (48,461)	$ (23,428)	$ (41,538)